CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities:
Net loss	$ (72,235,840)	$ (266,555,527)	$ (37,820,242)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	116,788,045	111,108,445	69,837,152
Loss on change in fair value of investment in securities			295,715
Equity in loss of associates	746,434
(Gain) loss on change in fair value of derivatives	1,580,824	182,335	(9,495,084)
Provision for impairment loss of project assets	10,660,148	0	0
Loss (gain) on disposal of property, plant and equipment	(13,416)	(308,739)	3,586,877
Allowance made for accounts receivable, net of recoveries	257,932	61,387,013	26,556,358
Provision for losses of advances to suppliers		2,750,340	9,456,713
Inventory write-down	40,588,365	39,555,386	22,242,087
Deferred income tax benefit	(17,638,880)	(24,258,916)	(4,579,609)
Share-based compensation	5,667,846	5,999,427	7,958,434
Amortization of convertible senior notes issuance costs			2,101,948
Gain on repurchasing convertible senior notes	(282,625)	(5,091,424)	(2,341,290)
Changes in operating assets and liabilities:
Accounts receivable	(45,192,542)	14,992,761	(115,775,917)
Inventories	93,621,779	(64,494,897)	(192,894,750)
Project assets	(68,995,784)	(29,239,605)	23,216,361
Advances to suppliers	(25,560,531)	(7,737,684)	(18,614,756)
Prepaid expenses and other current assets	(49,668,929)	12,914,006	(37,275,621)
Other noncurrent assets	(144,536)	(1,669,354)
Accounts payable	32,615,213	15,223,823	221,770,071
Amount due to related parties	10,524,438	(1,886,856)	6,079,370
Income taxes payable	2,331,466	(3,565,482)	(29,654,334)
Accrued expenses and other current liabilities	(1,238,302)	(44,652,036)	67,008,197
Accrued warranty costs	15,963,062	6,969,833	20,099,312
Other noncurrent liabilities	(3,842,967)	178,265	(4,029,184)
Prepaid land use rights			(5,800,534)
Net cash provided by (used in) operating activities	46,531,200	(178,198,886)	21,927,274
Investing activities:
Purchases of property, plant and equipment	(69,990,898)	(141,108,975)	(360,886,231)
Prepaid land use rights	(2,149,101)
Proceeds from sale of property, plant and equipment	52,858	3,896,148	1,523,598
Subsidies received from government for purchases of property, plant and equipment	2,817,719	4,837,756	2,315,542
Investments in affiliates	(3,135,773)	(6,893,519)	(3,910,984)
(Increase) decrease in restricted cash	36,200,065	(31,317,730)	(41,567,128)
Net cash used in investing activities	(36,205,130)	(170,586,320)	(402,525,203)
Financing activities:
Proceeds from issuance of ordinary shares pursuant to share option plan	922,556		156,048
Payment for repurchase of convertible senior notes	(26,292,375)	(39,082,576)	(7,582,710)
Redemption of convertible senior notes	(57,007,000)		(320,000)
Proceeds from short-term bank borrowings	987,890,556	1,044,195,782	617,992,242
Repayment of short-term bank borrowings	(1,086,230,806)	(635,681,819)	(465,921,421)
Proceeds from long-term bank borrowings	13,941,512	82,107,781	298,922,413
Repayment of long-term bank borrowings	(170,480,333)	(109,273,393)
Payments to Noncontrolling Interests	(200,000)
Contribution from non-controlling interests	342,196		200,001
Net cash provided by (used in) financing activities	(337,113,694)	342,265,775	443,446,573
Effect of exchange rate changes	6,197,195	(2,984,550)	1,183,743
Net change in cash and cash equivalents	(320,590,429)	(9,503,981)	64,032,387
Cash and cash equivalents at the beginning of the year	807,275,992	816,779,973	752,747,586
Cash and cash equivalents at the end of the year	486,685,563	807,275,992	816,779,973
Supplemental disclosure of cash flow information:
Interest paid, net of amounts capitalized	50,023,964	48,716,224	31,182,570
Income taxes paid	4,075,481	3,024,638	52,731,568
Supplemental schedule of non-cash investing activities:
Purchases of property, plant and equipment included in accounts payable	$ 50,210,688	$ 45,663,411	$ 108,993,805